Investments in Associates - Summary of Movements of Financial Instruments (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Beginning of period	₽ 321	₽ 293	₽ 283
Share of (loss) profit	20	28	10
End of period	341	321	293
TPTU (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	208	189	184
Share of (loss) profit	11	19	5
End of period	219	208	189
TRMZ (Mining segment) [member]
Disclosure of associates [line items]
Beginning of period	113	104	99
Share of (loss) profit	9	9	5
End of period	₽ 122	₽ 113	₽ 104